Investment Objectives and Goals - RBC BlueBay Credit Opportunities Fund	Apr. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	RBC BlueBay Credit Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.